SCHEDULE OF SEGMENT REPORTING (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ 9,044	$ 25,830
Additions - Property, plant and equipment		7,961	7,668
Mineral rights		20,273	20,511
Additions - Mineral rights		459	19,437
Total assets	[1]	41,560	73,279
Total liabilities (Note 18)		46,047	22,837
Revenue		37,955	26,202	$ 26,469
Cost of sales		(33,507)	(24,630)	(27,924)
Exploration and holding expenses		7,194	4,032	3,853
Other (expenses) income		758	373	(782)
Provision for litigation (Note 18)		(22,282)
Finance (expenses) income		3,680	2,508	(295)
Income tax (expense) recovery		5,078	3,783	1,022
Net loss		(57,773)	(16,020)	(10,075)
General and administrative expenses		6,689	6,896	4,822
Corporates [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		509	953
Additions - Property, plant and equipment		30	48
Mineral rights		20,080	19,707
Additions - Mineral rights		459	19,437
Total assets	[1]	26,251	32,382
Total liabilities (Note 18)		11,874	10,878
Exploration and holding expenses		(4,755)	(2,413)	(64)
Other (expenses) income		(973)	685	(44)
Finance (expenses) income		(3,497)	(2,372)	335
Income tax (expense) recovery		(3)	1,714	(93)
Net loss		(15,917)	(9,282)	(4,689)
General and administrative expenses		(6,689)	(6,896)	(4,823)
MEXICO
IfrsStatementLineItems [Line Items]
Property, plant and equipment		8,535	24,877
Additions - Property, plant and equipment		7,931	7,620
Mineral rights		193	804
Additions - Mineral rights
Total assets	[1]	15,309	40,897
Total liabilities (Note 18)		34,173	11,959
Revenue		37,955	26,202	26,469
Cost of sales		(33,507)	(24,630)	(27,924)
Exploration and holding expenses		(2,439)	(1,619)	(3,789)
Other (expenses) income		215	(1,058)	826
Provision for litigation (Note 18)		(22,282)
Impairment loss (Note 10 and 11)		(16,540)
Finance (expenses) income		(183)	(136)	(40)
Income tax (expense) recovery		(5,075)	(5,497)	(928)
Net loss		$ (41,856)	$ (6,738)	$ (5,386)

[1]	Certain comparative period balances related to deferred income tax have been reallocated between segments to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.